Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Feb. 28, 2018
Goldman Sachs Rising Dividend Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs Rising Dividend Growth Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs Rising Dividend Growth Fund (the “Fund”) seeks long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T Shares if you invest at least $50,000 or $250,000, respectively, in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 41 and “Shareholder Guide—Common Questions Applicable to the Purchase of Class T Shares” beginning on page 44 and in Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts on page 78 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-117 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2017 was 45% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A or Class T Shares if you invest at least $50,000 or $250,000, respectively, in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 41 and “Shareholder Guide—Common Questions Applicable to the Purchase of Class T Shares” beginning on page 44 and in Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts on page 78 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-117 of the Fund’s Statement of Additional Information (“SAI”).
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	the “Other Expenses” for Class T Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The “Other Expenses” for Class A, Class C, Investor, Class R and Class R6 Shares have been restated to reflect expenses expected to be incurred during the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		This Example assumes that you invest $10,000 in Class A, Class C, Institutional, Investor, Class R, Class R6 and/or Class T Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Investor, Class R, Class R6 and/or Class T Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in equity investments of dividend-paying U.S. and foreign companies with market capitalizations of at least $500 million.

10/10 Equity Investments

The Investment Adviser’s Quantitative Investment Strategies (“QIS”) team manages the Fund’s equity investments, including investments that meet the 10/10 Test described below (the “10/10 Sleeve”). The Fund will generally invest in common and preferred stocks as well as real estate investment trusts (“REITs”) that have paid dividends over the previous 10 years or more and have increased their dividends per share by approximately 10% or more per year, on average, over a 10-year trailing period (the “10/10 Test”). For purposes of this determination, issuers must have increased dividends by 5% or more on a year-over-year basis for at least 5 distinct calendar years over the 10-year trailing period. Once a company’s stock is purchased by the Fund, if the stock’s average annual dividend growth rate declines below approximately 10% per year over a 10-year trailing period, or the company has more than one year-over-year decrease in dividends per share over a 10-year trailing period, the position will generally be sold. The QIS team uses a systematic, rules-based approach, in combination with a qualitative overlay, to select the stocks in which the Fund invests. The Fund may invest in stocks other than those generated by the QIS team’s proprietary models, at the discretion of the portfolio managers.

MLP Investments

Dividend Assets Capital, LLC (“DAC”) serves as sub-adviser to the Fund (the “Sub-Adviser”) and manages the Fund’s investments in master limited partnerships (“MLPs”) (the “MLP Sleeve”). The Fund may invest in MLPs irrespective of the 10/10 Test. Many MLPs operate pipelines transporting crude oil, natural gas and other petroleum products along with associated facilities. The MLP Sleeve will generally consist of 15% of the Fund’s Net Assets but will not exceed 20% of Net Assets measured at the time of purchase.

The Investment Adviser’s Global Portfolio Strategies (“GPS”) team will generally rebalance the Fund’s portfolio on at least a quarterly basis to allocate between the 10/10 Sleeve and the MLP Sleeve.

The Fund may also invest up to 20% of the Fund’s total assets in fixed income securities, other investment companies (including mutual funds and exchange-traded funds (“ETFs”)) or other equity investments with market capitalizations of less than $500 million.

		The Fund’s benchmark is the S&P 500® Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

Credit/Default Risk.  An issuer or guarantor of fixed income securities or instruments held by the Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in net asset value (“NAV”). These risks are more pronounced in connection with the Fund’s investments in non-investment grade fixed income securities.

Energy Sector Risk.  Many MLPs in which the Fund may invest operate oil, gas or petroleum facilities, or other facilities within the energy sector. Energy infrastructure companies are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets.

Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves or other commodities may also affect the profitability of energy companies.

Foreign and Emerging Countries Risk.  Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging countries.

Interest Rate Risk.  When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Investment Style Risk.  Different investment styles (e.g., “growth,” “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund’s quantitative style and emphasis on companies with rising dividend payments could cause the Fund to underperform other funds that invest in similar asset classes but employ a different investment style. Securities that pay high dividends, as a group, can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Additionally, a sharp rise in interest rates or an economic downturn could cause a company to reduce or eliminate its dividend.

Large Shareholder Transactions Risk.  The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Management Risk.  A strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the Investment Adviser’s use of these quantitative models will result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Market Risk.  The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Master Limited Partnership Risk. Investments in securities of an MLP involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP. Certain MLP securities may trade in lower volumes due to their smaller capitalizations, and may be subject to more abrupt or erratic price movements and lower market liquidity. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

Mid-Cap and Small-Cap Risk.  Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Other Investments Risk.  By investing in pooled investment vehicles (including investment companies and ETFs), partnerships and REITs indirectly through the Fund, investors will incur a proportionate share of the expenses of the other pooled investment vehicles, partnerships and REITs held by the Fund (including operating costs and investment management fees) in addition to the fees and expenses regularly borne the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investments in direct proportion to the amount of assets the Fund invests therein.

REIT Risk.  REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable a fund to effect sales at an advantageous time or without a substantial drop in price.

Stock Risk.  Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Tax Risk.  MLPs are generally treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP and could result in a reduction in the value of the Fund’s investment in the MLP and lower income to the Fund.

		To the extent a distribution received by the Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP may be reduced, which will result in an increase in an amount of income or gain (or decrease in the amount of loss) that will be recognized by the Fund for tax purposes upon the sale of any such interests or upon subsequent distributions in respect of such interests. Furthermore, any return of capital distribution received from the MLP may require the Fund to restate the character of its distributions and amend any shareholder tax reporting previously issued. Moreover, a change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP investment being treated as a corporation for U.S. federal income tax purposes, which could result in a reduction of the value of the Fund’s investment in the MLP and lower income to the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Effective February 27, 2012, the Rising Dividend Growth Fund, a series of Dividend Growth Trust (the “Predecessor Fund”), was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the Fund’s performance information shown below includes that of the Predecessor Fund for the period prior to February 27, 2012.

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Investor, Class R, Class R6 and Class T Shares compare to those of a broad-based securities market index. The Fund has different fees and expenses from those of the Predecessor Fund and would, therefore, have had different performance results. Past performance of the Fund, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus.

		The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Investor, Class R, Class R6 and Class T Shares compare to those of a broad-based securities market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of the Prospectus, Class R6 Shares have not commenced operations. As of the date of the Prospectus, Class T Shares have not commenced operations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gsamfunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURN CALENDAR YEAR (CLASS A)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q2 ’09 +13.19% Worst Quarter Q4 ’08 –14.74%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2017
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance has not been adjusted to reflect the lower maximum sales charge (load) imposed on purchases of Class T Shares. Class T Shares would have had higher returns because: (i) Class A Shares and Class T Shares represent interests in the same portfolio of securities; and (ii) Class T Shares impose a lower maximum sales charge (load) on purchases.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Investor, Class R6 and Class T Shares, and returns for Class R Shares (which are offered exclusively to employee benefit plans), will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Investor, Class R6 and Class T Shares, and returns for Class R Shares (which are offered exclusively to employee benefit plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Rising Dividend Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.23%
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Total Annual Fund Operating Expenses After Expense Limitation	rr_NetExpensesOverAssets	1.15%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
1 Year	rr_ExpenseExampleYear01	661
3 Years	rr_ExpenseExampleYear03	903
5 Years	rr_ExpenseExampleYear05	1,165
10 Years	rr_ExpenseExampleYear10	$ 1,910
2008	rr_AnnualReturn2008	(26.11%)
2009	rr_AnnualReturn2009	26.79%
2010	rr_AnnualReturn2010	18.72%
2011	rr_AnnualReturn2011	3.30%
2012	rr_AnnualReturn2012	8.92%
2013	rr_AnnualReturn2013	28.47%
2014	rr_AnnualReturn2014	12.35%
2015	rr_AnnualReturn2015	(5.90%)
2016	rr_AnnualReturn2016	5.66%
2017	rr_AnnualReturn2017	17.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.74%)
1 Year	rr_AverageAnnualReturnYear01	11.04%	[4]
5 Years	rr_AverageAnnualReturnYear05	9.77%	[4]
10 Years	rr_AverageAnnualReturnYear10	7.15%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	7.88%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 23, 2004	[4]
Goldman Sachs Rising Dividend Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.23%
Other Expenses	rr_OtherExpensesOverAssets	0.48%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Total Annual Fund Operating Expenses After Expense Limitation	rr_NetExpensesOverAssets	1.90%
1 Year	rr_ExpenseExampleYear01	$ 293
3 Years	rr_ExpenseExampleYear03	605
5 Years	rr_ExpenseExampleYear05	1,043
10 Years	rr_ExpenseExampleYear10	2,261
1 Year	rr_ExpenseExampleNoRedemptionYear01	193
3 Years	rr_ExpenseExampleNoRedemptionYear03	605
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,043
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,261
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	10.18%
10 Years	rr_AverageAnnualReturnYear10	7.09%
Since Inception	rr_AverageAnnualReturnSinceInception	7.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 14, 2005
Goldman Sachs Rising Dividend Growth Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Total Annual Fund Operating Expenses After Expense Limitation	rr_NetExpensesOverAssets	0.76%
1 Year	rr_ExpenseExampleYear01	$ 78
3 Years	rr_ExpenseExampleYear03	251
5 Years	rr_ExpenseExampleYear05	440
10 Years	rr_ExpenseExampleYear10	$ 986
1 Year	rr_AverageAnnualReturnYear01	18.07%
5 Years	rr_AverageAnnualReturnYear05	11.46%
10 Years	rr_AverageAnnualReturnYear10	8.22%
Since Inception	rr_AverageAnnualReturnSinceInception	8.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 21, 2007
Goldman Sachs Rising Dividend Growth Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.23%
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Total Annual Fund Operating Expenses After Expense Limitation	rr_NetExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	$ 92
3 Years	rr_ExpenseExampleYear03	296
5 Years	rr_ExpenseExampleYear05	516
10 Years	rr_ExpenseExampleYear10	$ 1,151
1 Year	rr_AverageAnnualReturnYear01	17.87%
5 Years	rr_AverageAnnualReturnYear05	11.29%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	10.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 27, 2012
Goldman Sachs Rising Dividend Growth Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.23%
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Total Annual Fund Operating Expenses After Expense Limitation	rr_NetExpensesOverAssets	1.40%
1 Year	rr_ExpenseExampleYear01	$ 143
3 Years	rr_ExpenseExampleYear03	452
5 Years	rr_ExpenseExampleYear05	783
10 Years	rr_ExpenseExampleYear10	$ 1,721
1 Year	rr_AverageAnnualReturnYear01	17.28%
5 Years	rr_AverageAnnualReturnYear05	10.74%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	9.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 27, 2012
Goldman Sachs Rising Dividend Growth Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Total Annual Fund Operating Expenses After Expense Limitation	rr_NetExpensesOverAssets	0.75%
1 Year	rr_ExpenseExampleYear01	$ 77
3 Years	rr_ExpenseExampleYear03	248
5 Years	rr_ExpenseExampleYear05	435
10 Years	rr_ExpenseExampleYear10	$ 974
1 Year	rr_AverageAnnualReturnYear01	18.07%	[5]
5 Years	rr_AverageAnnualReturnYear05	11.46%	[5]
10 Years	rr_AverageAnnualReturnYear10	8.22%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	8.28%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2018	[5]
Goldman Sachs Rising Dividend Growth Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.23%
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Total Annual Fund Operating Expenses After Expense Limitation	rr_NetExpensesOverAssets	1.15%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 250,000
1 Year	rr_ExpenseExampleYear01	364
3 Years	rr_ExpenseExampleYear03	615
5 Years	rr_ExpenseExampleYear05	884
10 Years	rr_ExpenseExampleYear10	$ 1,654
1 Year	rr_AverageAnnualReturnYear01	11.04%	[6]
5 Years	rr_AverageAnnualReturnYear05	9.77%	[6]
10 Years	rr_AverageAnnualReturnYear10	7.15%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	7.88%	[6]
Goldman Sachs Rising Dividend Growth Fund | Returns After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.20%	[4]
5 Years	rr_AverageAnnualReturnYear05	8.65%	[4]
10 Years	rr_AverageAnnualReturnYear10	6.58%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	7.42%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 23, 2004	[4]
Goldman Sachs Rising Dividend Growth Fund | Returns After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.07%	[4]
5 Years	rr_AverageAnnualReturnYear05	7.83%	[4]
10 Years	rr_AverageAnnualReturnYear10	5.94%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.71%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 23, 2004	[4]
Goldman Sachs Rising Dividend Growth Fund | S&P 500® Index (reflects no deduction for fees or expenses) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.83%	[4]
5 Years	rr_AverageAnnualReturnYear05	15.78%	[4]
10 Years	rr_AverageAnnualReturnYear10	8.49%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	8.93%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 23, 2004	[4]
Goldman Sachs Rising Dividend Growth Fund | S&P 500® Index (reflects no deduction for fees or expenses) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.83%
5 Years	rr_AverageAnnualReturnYear05	15.78%
10 Years	rr_AverageAnnualReturnYear10	8.49%
Since Inception	rr_AverageAnnualReturnSinceInception	9.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 14, 2005
Goldman Sachs Rising Dividend Growth Fund | S&P 500® Index (reflects no deduction for fees or expenses) | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.83%
5 Years	rr_AverageAnnualReturnYear05	15.78%
10 Years	rr_AverageAnnualReturnYear10	8.49%
Since Inception	rr_AverageAnnualReturnSinceInception	8.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 21, 2007
Goldman Sachs Rising Dividend Growth Fund | S&P 500® Index (reflects no deduction for fees or expenses) | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.83%
5 Years	rr_AverageAnnualReturnYear05	15.78%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	14.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 27, 2012
Goldman Sachs Rising Dividend Growth Fund | S&P 500® Index (reflects no deduction for fees or expenses) | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.83%
5 Years	rr_AverageAnnualReturnYear05	15.78%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	14.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 27, 2012
Goldman Sachs Rising Dividend Growth Fund | S&P 500® Index (reflects no deduction for fees or expenses) | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.83%	[5]
5 Years	rr_AverageAnnualReturnYear05	15.78%	[5]
10 Years	rr_AverageAnnualReturnYear10	8.49%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	8.22%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2018	[5]
Goldman Sachs Rising Dividend Growth Fund | S&P 500® Index (reflects no deduction for fees or expenses) | Class T
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.83%	[6]
5 Years	rr_AverageAnnualReturnYear05	15.78%	[6]
10 Years	rr_AverageAnnualReturnYear10	8.49%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	8.93%	[6]

[1]	A contingent deferred sales charge ("CDSC") of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	The "Other Expenses" for Class A, Class C, Investor, Class R and Class R6 Shares have been restated and the "Other Expenses" for Class T Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[3]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund's average daily net assets through at least February 28, 2019, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
[4]	The average annual total return figures for the Fund's Class A Shares reflect a maximum initial sales charge of 5.5%, the maximum rate currently in effect. Prior to February 27, 2012 (the effective date of the reorganization of the Predecessor Fund into the Fund), the maximum initial sales charge applicable to sales of Class A Shares of the Predecessor Fund was 5.75%, which is not reflected in the average annual total return figures shown.
[5]	As of the date of the Prospectus, Class R6 Shares have not commenced operations. Performance of Class R6 Shares shown in the table above is that of Institutional Shares, including since inception performance as of Institutional Shares' inception date. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.
[6]	As of the date of the Prospectus, Class T Shares have not commenced operations. Performance of Class T Shares shown in the table above is that of Class A Shares. Performance has not been adjusted to reflect the lower maximum sales charge (load) imposed on purchases of Class T Shares. Class T Shares would have had higher returns because: (i) Class A Shares and Class T Shares represent interests in the same portfolio of securities; and (ii) Class T Shares impose a lower maximum sales charge (load) on purchases.